RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
RELATED PARTY TRANSACTIONS
Due to related parties	$ 1,310,545	$ 1,173,510
Related party
RELATED PARTY TRANSACTIONS
Due to related parties	1,310,545		$ 1,173,510
Related party | Baohai Xu
RELATED PARTY TRANSACTIONS
Due to related parties	398,213		321,385
Related party | Zhe Wang
RELATED PARTY TRANSACTIONS
Due to related parties	124,584		120,985
Related party | Sheng Xu
RELATED PARTY TRANSACTIONS
Due to related parties	100,443		110,362
Related party | Mufang Gao
RELATED PARTY TRANSACTIONS
Due to related parties	377,298		310,771
Related party | Feng'e Feng
RELATED PARTY TRANSACTIONS
Due to related parties	186,571		186,571
Related party | Mingxiu Luan
RELATED PARTY TRANSACTIONS
Due to related parties	$ 123,436		$ 123,436